Note 14 - Employee Benefits (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan, Contributions by Employer		$ 33,000	$ 193,000		$ 210,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan		18 years
Defined Contribution Plan, Cost Recognized		$ 200,000	200,000		100,000
Employee Stock Ownership Plan (ESOP), Debt Structure Direct Original Loan Amount		$ 6,100,000
Employee Stock Ownership Plan (ESOP), Shares Purchased		912,866
Employee Stock Ownership Plan (ESOP), Debt Structure Indirect Original Loan Amount		$ 1,500,000
Employee Stock Ownership Plan (ESOP), Additional Shares Purchased		76,933
Employee Stock Ownership Plan (ESOP), Interest Rate on Loan		7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP		$ 500,000	500,000		500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 300,000	$ 300,000		$ 300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		1 year
Shares Available for Grant, Ratio for Restricted Stock		1.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0		0
Pentegra DB Plan [Member]
Defined Benefit Plan, Contributions by Employer		$ 200,000		$ 163,100,000		$ 190,800,000	$ 136,500,000
Defined Benefit Plan, Funded Percentage		97.09%	96.01%		97.98%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		5.00%
Defined Benefit Plan, Additional Contributions by Employer		$ 119,000
Defined Contribution Plan, Employer Contribution, Percent of Annual Salary of Employee		50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 18,000	$ 18,000		$ 17,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		25.00%
Maximum Contribution Percent by Participant		8.00%
Pentegra DB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan, Contributions by Employer	$ 119,000
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		34,229
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 9.25